TRADE ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥27,206,752	¥43,387,471	$6,289,588
Allowance for credit losses	(4,628,772)	(4,415,026)	(640,016)
Total third-parties, net	¥22,577,980	¥38,972,445	$5,649,572

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Third Parties- long-term	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥4,983,698	¥1,304,721	$189,137
Allowance for credit losses	(4,983,698)	(1,304,721)	(189,137)
Total third-parties, net	¥—	¥—	$—

Net recovery of provision made for credit losses of accounts receivable due from third parties was ¥2,647,068 and ¥4,012,249 ($581,628) for the six months ended December 31, 2021 and 2022, respectively.

The decrease in allowance for credit losses of accounts receivable due from third parties was mainly resulted by the management’s efforts in collection receivables from our customers, and as the date of this report, approximately 47.7%, or ¥18.6 million ($2.7 million) of net outstanding balance as of December 31, 2022 has been collected as of the date of the report.

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥9,315,427	¥9,612,470	$1,393,454
Charge to (reversal of) credit losses	153,329	(4,012,249)	(581,628)
Foreign currency translation adjustments	143,714	119,526	17,327
Ending balance	¥9,612,470	¥5,719,747	$829,153